ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Financing Receivables [Text Block]

5 — ACCOUNTS RECEIVABLE

Accounts receivable consist of the following:

	December 31, 2015	December 31, 2014
Accounts receivable	$572,000	$252,000
Accounts receivable – related party (see note 16)	156,000	480,000
	728,000	732,000
Allowance for doubtful accounts	(87,000)	(30,000)
Net accounts receivable	$641,000	$702,000
During the years ended December 31, 2015 and 2014, the Company incurred bad debt expense of $78,000 and $208,000, respectively. During the year ended December 31, 2015, the Company reversed accounts receivable of $336,000 with a corresponding reversal to deferred revenue. See Note 16.